Revenues from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenues from Contracts with Customers
Revenues from Contracts with Customers

18. Revenues from Contracts with Customers

The Group has recognized the following amounts relating to revenues:

	For the year ended December 31,
	2021	2022	2023
Revenues from long-term fleet	541,738	536,334	544,320
Revenues from spot fleet	266,776	378,439	372,952
Revenues from vessel management services	1,063	852	759
Total	809,577	915,625	918,031

Management allocates vessel revenues to two categories: a) spot fleet and b) long-term fleet, which reflects its commercial strategy. Specifically, the spot fleet category contains all vessels that have contracts with initial duration of up to three years. The long-term fleet category contains all vessels that have charter party agreements with initial duration of more than three years. Both categories, exclude optional periods.

The technical management service components of revenue from time charters (Revenues from long-term fleet and Revenues from spot fleet) during the years ended December 31, 2021, 2022 and 2023 were $176,087, $184,191 and $173,056. These figures are not readily quantifiable as the Group’s contracts (under time charter arrangements) do not separate these components. The service component amounts are estimated based on the amounts of the vessel operating expenses for each year, using the “cost plus margin” approach.

Payments received include payments for the service components in these time charter arrangements.